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Horizon Active Dividend Fund

HORIZON FUNDS

Horizon Active Dividend Fund (the “Fund”)

Supplement dated April 20, 2021

to the Prospectus dated March 30, 2021

This supplement amends the Prospectus of the Horizon Active Dividend Fund dated March 30, 2021, as previously supplemented.

PROSPECTUS

Horizon Active Dividend Fund

The sub-section entitled “Summary Section— Horizon Active Dividend Fund—Performance” is revised to include the MSCI World High Dividend Yield Index as the Fund’s primary benchmark index. The Average Annual Total Returns table on page 28 is hereby replaced with the following:

Active Dividend Fund Average Annual Total Returns
Average Annual Total Returns - Horizon Active Dividend Fund	1 Year		Since Inception	[1]	Inception Date
Investor Class	(3.23%)		6.53%		Dec. 28, 2016
Investor Class | After Taxes on Distributions	(3.77%)		5.41%		Dec. 28, 2016
Investor Class | After Taxes on Distributions and Sales	(1.60%)		4.74%		Dec. 28, 2016
Advisor Class	(3.35%)		4.65%		Jun. 20, 2017
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	0.95%	[2]	8.83%	[2]	Dec. 28, 2016
S&P Global 100 Index (reflects no deduction for fees, expenses or taxes)	18.68%		15.44%		Dec. 28, 2016
[1]	Investor Class shares commenced operations on December 28, 2016. Advisor Class shares commenced operations on June 20, 2017. Institutional Class shares had not commenced operations prior to the date of this Prospectus. Index information is since inception of Investor Class shares.
[2]	The MSCI World High Dividend Yield Index has replaced the S&P Global 100 Index as the Fund’s primary benchmark index. The Adviser believes that the new index is more appropriate given the Fund’s holdings.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Income Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The MSCI World High Dividend Yield Index is based on the MSCI World Index, its parent index, and includes large- and mid-cap stocks across 23 developed markets countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. Investors cannot directly invest in an index.

The S&P Global 100 Index measures the performance of multi-national, blue chip companies of major importance in the global equity markets. Investors cannot directly invest in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Active Dividend Fund during the periods shown.

* * * * * Please retain this supplement for your reference.